Expenses by nature	9 Months Ended
Sep. 30, 2023
Expenses by nature [Abstract]
Expenses by nature
3.	Expenses by nature

The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000
External research and development expenses	5,207	3,428	16,521	10,429
Employee expenses[1]	1,812	1,064	4,857	2,887
Depreciation	8	7	28	22
Other expenses	61	121	164	236
Total research and development expenses	7,088	4,620	21,570	13,574

External costs	1,725	1,464	5,834	6,145
Employee expenses[2]	834	537	2,450	1,651
Depreciation	72	5	209	12
Total general and administrative expenses	2,631	2,006	8,493	7,808
Total operating expenses	9,719	6,626	30,063	21,382

[1] Included in employee expenses is share based compensation expense of $0.4 million and $1.0 million for the three and nine months ended September 30, 2023, respectively, relating to employees in our research and development department (three and nine months ended September 30, 2022, $0.2 million and $0.7 million, respectively).

[2] Included in employee expenses is share based compensation expense of $0.2 million and $0.7 million for the three and nine months ended September 30, 2023, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2022, $0.2 million and $0.5 million, respectively).

Foreign exchange gain

Foreign exchange gain of $1.8 million and $0.2 million in the three and nine months ended September 30, 2023 (gain of $6.2 million and $15.5 million in the three and nine months ended September 30, 2022), consist primarily of gains related to the translation of U.S. dollar cash and other financial assets balance into euro in the accounts of the Company’s subsidiary, GH Research Ireland Limited, whose functional currency is euro as explained in the Group’s consolidated financial statements for the year ended December 31, 2022.

At September 30, 2023, if the U.S. dollar had weakened/strengthened by 10% against the euro with all other variables held constant, the loss before tax for the nine months ended September 30, 2023, would have been $7.3 million higher/lower, mainly related to the translation of cash and other financial assets held in U.S. dollar in the Company’s subsidiary, GH Research Ireland Limited.